CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Nov. 30, 2018	Aug. 31, 2018	Aug. 31, 2017
Current assets
Accumulated depreciation	$ 785	$ 530
Stockholders' equity
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000
Preferred stock, shares issued	8,480,000	8,480,000	0
Preferred stock, shares outstanding	8,480,000	8,480,000	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	132,637,500	132,637,500	62,637,500
Common stock, shares outstanding	132,637,500	132,637,500	62,637,500